Taxation (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate

	Half year to 30 June 2019 £m	Half year to 30 June 2018(1) £m
Profit before tax	575	903

Tax calculated at a tax rate of 19% (H118: 19%)	109	172
Bank surcharge on profits	38	64
Non-deductible preference dividends paid	5	5
Non-deductible UK Bank Levy	13	13
Non-deductible conduct remediation, fines and penalties	11	(2)
Net disallowable items and non-taxable income	9	10
Tax relief on dividends in respect of other equity instruments	(21)	(23)
Adjustment to prior period provisions	—	(6)

Tax charge	164	233

(1)	Adjusted to reflect the amendment to IAS 12, as described in Note 1.